Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 273,928	$ 334,797	$ 570,456	$ 655,262	$ 1,284,653	$ 1,430,240